Document And Entity Information	Feb. 28, 2022
Document Information Line Items
Entity Registrant Name	PORTER HOLDING INTERNATIONAL, INC.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001605810
Document Period End Date	Feb. 28, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-196336
Entity Tax Identification Number	42-1777496
Entity Address, Address Line One	36th Floor, Shenzhen Development Center, #2010, Renmin South Road
Entity Address, City or Town	Luohu District, Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518001
City Area Code	755
Local Phone Number	22230666
Title of 12(b) Security	N/A
Security Exchange Name	NONE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false